RESTATEMENT (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total assets	$ 2,661,521		$ 717,627
Total liabilities	17,546,276		8,639,414
Stockholders' Deficit:
Preferred stock
Common stock	5,046		1,679
Additional paid in capital	17,491,734		12,361,205
Accumulated deficit	(32,381,535)		(20,284,671)
Total stockholders' deficit	(14,884,755)		(7,921,787)	$ (4,907,489)
Total liabilities and stockholders' deficit	$ 2,661,521		$ 717,627
As Previously Reported [Member]
Total assets		$ 1,206,063
Total liabilities		11,101,777
Stockholders' Deficit:
Preferred stock
Common stock		5,046
Additional paid in capital		14,334,570
Subscriptions receivable		(1,958)
Accumulated deficit		(24,233,372)
Total stockholders' deficit		(9,895,714)
Total liabilities and stockholders' deficit		1,206,063
As Restated [Member]
Total assets		1,206,063
Total liabilities		11,101,777
Stockholders' Deficit:
Preferred stock
Common stock		5,046
Additional paid in capital		17,616,073
Subscriptions receivable		(1,958)
Accumulated deficit		(27,514,875)
Total stockholders' deficit		(9,895,714)
Total liabilities and stockholders' deficit		1,206,063
Restatement [Member]
Total assets
Total liabilities
Stockholders' Deficit:
Preferred stock
Common stock
Additional paid in capital		(3,281,503)
Subscriptions receivable
Accumulated deficit		3,281,503
Total stockholders' deficit
Total liabilities and stockholders' deficit